October 20, 2005

WRITER'S DIRECT LINE

(212) 838-8269

Pamela A. Long, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
Washington, DC 20549

Re:	PerfectData Corporation PRE R 14A filed October 12, 2005 File No. 000-12817

Dear Ms. Long:

This letter responds to your comments set forth in a letter dated October 19, 2005 regarding the above-referenced preliminary proxy material filed by PerfectData Corporation (the "Company"). For ease of reference, your inquiries have been incorporated in this letter in bold type and precede our responses. If you have any questions regarding the responses to your comments, please feel free to call me at the number indicated above.

General

1.	We note the revisions you made in response to prior comment one; however, instruction 2 to Item 1001 of Regulation M-A states that the summary term sheet should begin on the first or second page of the disclosure document that is distributed to shareholders. Please revise accordingly.

The Summary Term Sheet has been relocated to page 2 of the Proxy.

Security Ownership of Certain Beneficial Owners and Management, page 3

2.	Please revise to include the natural person or persons that have voting and investment control over the shares owned by Lohrey LLC.

Revised as per your comment.

Federal Income Tax Consequences of the Merger, page 33

3.	Please delete the statement that the tax discussion is for "general information only".

As per your comment, the statement "is for general information only" has been deleted.

As per your request, the Company hereby acknowledges the following:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission form taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
/s/ Joel J. Goldschmidt Joel J. Goldschmidt